Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 006
Document Information [Line Items]
Plan Termination	Plan Termination
The Plan may be amended, modified, or terminated by Constellation at any time. Termination of the Plan with respect to a participating employer may occur if there is no successor employer in the event of dissolution, merger, consolidation, or reorganization of such employer company. In the event of full or partial termination of the Plan, assets of affected participants of the terminating employer or employers shall remain 100% vested and distributable at fair market value in the form of cash, securities, or annuity contracts, in accordance with the provisions of the Plan.